Leases (Details) - Schedule of lease costs, lease term and discount rate $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Operating lease cost:
Vehicles (in Dollars)	$ 126
Facilities rent (in Dollars)	154
Operating lease cost (in Dollars)	$ 280
Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%
Minimum [Member]
Remaining Lease Term
Vehicles	1 month 2 days
Facilities rent	3 months 3 days
Maximum [Member]
Remaining Lease Term
Vehicles	2 years 2 months 4 days
Facilities rent	4 years 3 months 3 days